Financial instruments (Details) - Schedule of net exposure of derivative financial instruments R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Financial instruments	R$ (12,656)
Market projections	R$ (1,768)
Risk cash equivalents	92.80%
Financial instruments cash equivalents (in Dollars)	R$ 5,842	$ 5,605	R$ 2,550
Market projections cash equivalents	734
Financial instruments net exposure loss (in Dollars) | $		$ (7,051)
Market projections net exposure loss	R$ (1,034)
Borrowings and Financing [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Risk (CDI Increase)	CDI + 1.55% per year
Financial instruments	R$ (1,223)
Market projections	R$ (170)
Borrowings and financing (fixed rate) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Risk (CDI Increase)	TR + 9.80% per year
Financial instruments	R$ (48)
Market projections	R$ (58)
Borrowings and financing (foreign currency) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Risk (CDI Increase)	USD + 1.06% per year
Financial instruments	R$ (262)
Market projections	R$ (6)
Debentures and promissory notes [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Risk (CDI Increase)	CDI + 1.44% per year
Financial instruments	R$ (11,123)
Market projections	(1,534)
Scenario (I) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(1,871)
Market projections cash equivalents	771
Market projections net exposure loss	(1,100)
Scenario (I) [Member] | Borrowings and Financing [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(178)
Scenario (I) [Member] | Borrowings and financing (fixed rate) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(62)
Scenario (I) [Member] | Borrowings and financing (foreign currency) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(20)
Scenario (I) [Member] | Debentures and promissory notes [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(1,611)
Scenario (II) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(1,975)
Market projections cash equivalents	808
Market projections net exposure loss	(1,167)
Scenario (II) [Member] | Borrowings and Financing [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(187)
Scenario (II) [Member] | Borrowings and financing (fixed rate) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(67)
Scenario (II) [Member] | Borrowings and financing (foreign currency) [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	(33)
Scenario (II) [Member] | Debentures and promissory notes [Member]
Financial instruments (Details) - Schedule of net exposure of derivative financial instruments [Line Items]
Market projections	R$ (1,688)